CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 713,099	$ 722,039
Federal funds sold and securities purchased under agreements to resell	32,924	4,421
Securities:
Trading, at fair value	58,846	90,113
Available for sale, at fair value (amortized cost of $1,256,862 and $978,502, respectively)	1,203,143	990,953
Total securities	1,261,989	1,081,066
Loans held for sale	1,089,039	1,401,507
Non-covered loans, net of unearned income	3,514,646	3,152,396
Allowance for non-covered loan losses	(33,241)	(3,409)
Non-covered loans, net	3,481,405	3,148,987
Covered loans, net of allowance of $1,061	1,005,308
Broker-dealer and clearing organization receivables	119,317	145,564
Insurance premiums receivable	25,597	24,615
Deferred policy acquisition costs	20,991	19,812
Premises and equipment, net	200,706	111,381
FDIC indemnification asset	188,291
Covered other real estate owned	142,833
Mortgage servicing rights	20,149	2,080
Other assets	279,745	293,885
Goodwill	251,808	253,770
Other intangible assets, net	70,921	77,738
Total assets	8,904,122	7,286,865
Deposits:
Noninterest-bearing	1,773,749	1,349,584
Interest-bearing	4,949,169	3,350,877
Total deposits	6,722,918	4,700,461
Broker-dealer and clearing organization payables	129,678	187,990
Reserve for losses and loss adjustment expenses	27,468	34,012
Unearned insurance premiums	88,422	82,598
Short-term borrowings	342,087	728,250
Notes payable	56,327	141,539
Junior subordinated debentures	67,012	67,012
Other liabilities	158,288	198,453
Total liabilities	7,592,200	6,140,315
Commitments and contingencies (see Notes 18 and 19)
Hilltop stockholders' equity:
Preferred stock, $0.01 par value, 10,000,000 shares authorized; Series B, liquidation value per share of $1,000; 114,068 shares issued and outstanding	114,068	114,068
Common stock, $0.01 par value, 100,000,000 shares authorized; 90,175,688 and 83,487,340 shares issued and outstanding, respectively	902	835
Additional paid-in capital	1,388,641	1,304,448
Accumulated other comprehensive income (loss)	(34,863)	8,094
Accumulated deficit	(157,607)	(282,949)
Total Hilltop stockholders' equity	1,311,141	1,144,496
Noncontrolling interest	781	2,054
Total stockholders' equity	1,311,922	1,146,550
Total liabilities and stockholders' equity	$ 8,904,122	$ 7,286,865